Business Combinations, Acquisitions, Sale and Non-controlling Interest - Summary of Statements of Comprehensive Income (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about business combination [line items]
Operating costs and expenses	$ 921,490,232	$ 46,570	$ 865,802,178	$ 752,324,578
Operating income	100,143,303	5,062	109,610,310	141,413,161
Net income	32,155,333	1,627	12,078,739	36,960,782
Total comprehensive income	7,434,083	378	127,726,244	(16,584,450)
Distribution of the net profit (loss) to:
Equity holders of the parent	29,325,921	1,482	8,649,427	35,054,772
Non-controllinginterest	2,829,412	145	3,429,312	1,906,010
Net income	32,155,333	1,627	12,078,739	36,960,782
Comprehensive (loss) income for the year attributable to:
Equity holders of the parent	1,201,698	62	120,974,842	(16,750,963)
Non-controllinginterest	6,232,385	316	6,751,402	166,513
Total comprehensive income (loss) for the year	7,434,083	$ 378	127,726,244	(16,584,450)
Subsidiaries with material non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Operating revenues	93,644,173		85,185,177	73,159,960
Operating costs and expenses	86,920,692		81,590,233	66,913,434
Operating income	6,723,481		3,594,944	6,246,526
Net income	5,656,132		7,065,770	6,157,758
Total comprehensive income	7,737,797		8,450,837	4,968,909
Distribution of the net profit (loss) to:
Equity holders of the parent	2,884,627		3,241,556	3,674,886
Non-controllinginterest	2,771,505		3,824,214	2,482,872
Net income	5,656,132		7,065,770	6,157,758
Comprehensive (loss) income for the year attributable to:
Equity holders of the parent	3,978,263		4,311,801	2,967,698
Non-controllinginterest	3,759,534		4,139,036	2,001,211
Total comprehensive income (loss) for the year	$ 7,737,797		$ 8,450,837	$ 4,968,909